Inventories, net (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of inventories

	As of December 31, 2025
	Cost	Allowance for valuation loss	Book value
Merchandise inventory:
Raw materials	$522,432	$(6,747)	$515,685
Work in progress	19,491	(14)	19,477
Finished goods	521,722	(26,516)	495,206
	$1,063,645	$(33,277)	$1,030,368

Schedule of cost of inventories

The cost of inventories recognized for the year:

	Year ended	Year ended	Year ended
	December 31,2025	December 31, 2024	December 31, 2023
Cost of goods sold	$4,540,840	$11,921,857	$20,893,411
provision (reversal) for allowance for valuation loss	19,513	11,324	(37,569)
	$4,560,353	$11,933,181	$20,855,842